INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Notes to Financial Statements
INTANGIBLE ASSETS

NOTE 6 – INTANGIBLE ASSETS

As of May 31, 2020 and August 31, 2019, the balance of intangible assets are as follows;

	May 31,	August 31,
	2020	2019
Patent	$500,000	$500,000
Intellectual property: Kryptokiosk	—	72,000
Ai Bian Quan Qiu platform	19,917	99,584
Total cost	519,917	671,584
Accumulated amortization	(305,970)	(257,791)
Intangible asset,net	$213,947	$413,793

Amortization expenses for nine months ended May 31, 2020 and 2019 was $88,731and $89,904, respectively.

As of August 31, 2019, and August 31, 2018, the balance of intangible assets are as follows;

	August 31,
	2019	2018
Patent	$500,000	$500,000
Intellectual property: Aura	—	200,000
Intellectual property: Kryptokiosk	72,000	72,000
Wechat official account	99,584	—
Total cost	671,584	772,000
Accumulated amortization	(257,791)	(131,000)
Intangible asset, net	$413,793	$641,000

Amortization expenses for year ended August 31, 2019 and 2018 was $126,791 and $106,000 respectively.

On November 10, 2018, the Company sold the $200,000 intellectual property from Aura Blocks Limited for $80,000 with a realized loss of $120,000. In August of 2019, the Company sold the movie copyright to China IPTV Industry Park Holding Ltd for $857,600 with a gain of $89,538 and the Videomix APP to Anyone Pictures Limited for $422,400 with a gain of $59,792.